May 4, 2015

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Transamerica JourneySM NY
(File No. 333-192820)

Dear Commissioners:

On behalf of Transamerica Financial Life Insurance Company (“Transamerica Financial”) and the TFLIC Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2015 for certain deferred variable life policies offered by Transamerica Financial through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2015 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

Sincerely,
/s/ Gayle A. Morden

Gayle A. Morden
Manager, Registered Products & Distribution

cc:           Arthur D. Woods, Esq.
Mary Jane Wilson-Bilik, Esq.
Priscilla Hechler